Trade Payables	12 Months Ended
Dec. 31, 2023
Trade Payables [Abstract]
TRADE PAYABLES

Note 12: - Trade Payables

	December 31,
	2023	2022
	U.S. Dollars in thousands

Open debts mainly in USD	$11,167	$12,731
Open debts in EUR	7,266	10,629
Open debts in NIS	6,371	9,557
Total Trade Payables	$24,804	$32,917